Exhibit 99.1

KPMG LLP 633 West 5th Street Suite 4700 Los Angeles, CA 90071

Independent Accountants’ Agreed-Upon Procedures Report

BREIT Industrial Holdings LLC and BREIT Summit Depositor LLC

(together, the “Company”)

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC (the “Structuring Agent”)

Bank of Montreal

BMO Capital Markets Corp.

Natixis Real Estate Capital LLC

Natixis Securities Americas LLC

Societe Generale Financial Corporation

SG Americas Securities, LLC

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

Credit Agricole Securities (USA) Inc.

Raymond James & Associates, Inc.

Huntington Securities, Inc.

(collectively, the “Specified Parties”):

Re: BX Trust 2026-SUMT – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “BX 2026-SUMT Securitization Tape.xlsx” provided by the Company on September 8, 2026 (the “Data File”), containing specified attributes on one mortgage loan (the “Mortgage Loan”) and 76 related properties (the “Properties”) as of October 9, 2026 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by BX Trust 2026-SUMT, Commercial Mortgage Pass-Through Certificates, Series 2026-SUMT (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term "Provided by the Company” when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the “Calculation Methodology” column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Cut-off Date, Loan Files and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Structuring Agent on behalf of the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform for the Mortgage Loan and related Properties in the Data File and the associated findings are as follows.

A.	We compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Company indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Los Angeles, California

September 8, 2026

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Control Number	Provided by the Company
Property Name	Provided by the Company
Property Code	Provided by the Company
Number of Properties	Provided by the Company
Allocated Offered Principal Balance Certificates Amount ($)	Provided by the Company
Allocated Mortgage Loan Amount ($)	Draft Allocated Loan Amount Schedule
Address	Underwriting File
City	Underwriting File
State	Underwriting File
Zip Code	Underwriting File
Specific Property Type	Underwriting File
Year Built	Underwriting File
Total SF	Underwriting File
Clear Heights (ft)	Underwriting File
Dock Doors (#)	Underwriting File
% Office (SF)	Underwriting File
Appraised Value ($)	Appraisal
Portfolio Appraised Value	Appraisal
Portfolio Appraised Value Date	Appraisal
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Phase II (Y/N)	Phase I Environmental Report
Environmental Phase II Report Date	Phase II Environmental Report
PML or SEL (%)	Seismic Report
Seismic Report Date	Seismic Report
Occupancy (%)	Underwriting File
Occupancy Date	Underwriting File
Largest Tenant by UW Gross Rent	Underwriting File
Largest Tenant Sq Ft by UW Gross Rent	Underwriting File
Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File
Second Largest Tenant by UW Gross Rent	Underwriting File
Second Largest Tenant Sq Ft by UW Gross Rent	Underwriting File
Second Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File
Third Largest Tenant by UW Gross Rent	Underwriting File
Third Largest Tenant Sq Ft by UW Gross Rent	Underwriting File
Third Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File
Underwritten EGI ($)	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Underwritten Expenses ($)	Underwriting File
Underwritten Net Operating Income ($)	Underwriting File
Underwritten TI/LCs ($)	Underwriting File
Underwritten Replacement Reserve ($)	Underwriting File
Underwritten Net Cash Flow ($)	Underwriting File
Note Date	Provided by the Company
First Payment Date	Provided by the Company
Maturity Date or Anticipated Repayment Date	Provided by the Company
Fully Extended Maturity Date or Anticipated Repayment Date	Provided by the Company
Spread	Provided by the Company
Assumed SOFR	Provided by the Company
Strike Rate	Provided by the Company
Trustee/Certificate Administrator Fee Rate	Provided by the Company
Servicing Fee Rate	Provided by the Company
Operating Advisor Fee Rate	Provided by the Company
CREFC Fee Rate	Provided by the Company
Interest Accrual Basis	Draft Loan Agreement
Prepayment Restriction Code	Provided by the Company
Amortization Term (Original)	Draft Loan Agreement
Amortization Term (Remaining)	Draft Loan Agreement
Extension Options Description	Draft Loan Agreement
Loan Amortization Type	Draft Loan Agreement
ARD Loan (Y/N)	Draft Loan Agreement
Affiliated Sponsor (Y/N)	Provided by the Company
Lien Position	Title Policy
Title Vesting (Fee/Leasehold/Both)	Title Policy; Underwriting File
Ground Lease Initial Expiration Date	Ground Lease Documents
Type of Lockbox	Draft Cash Management Agreement; Draft Loan Agreement
Engineering Escrow/Deferred Maintenance	Draft Loan Agreement
Environmental Escrow	Draft Loan Agreement
Springing Environmental Escrow Description	Draft Loan Agreement
Tax Escrow (Initial)	Draft Loan Agreement
Tax Escrow (Monthly)	Draft Loan Agreement
Springing Tax Escrow Description	Draft Loan Agreement
Insurance Escrow (Initial)	Draft Loan Agreement
Insurance Escrow (Monthly)	Draft Loan Agreement
Springing Insurance Escrow Description	Draft Loan Agreement
Replacement Reserve (Initial)	Draft Loan Agreement
Replacement Reserve (Monthly)	Draft Loan Agreement
Springing Replacement Reserve Description	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
TI/LC Reserve (Initial)	Draft Loan Agreement
TI/LC Reserve (Monthly)	Draft Loan Agreement
Springing TI/LC Reserve Description	Draft Loan Agreement
Ground Lease Reserve (Initial)	Draft Loan Agreement
Ground Lease Reserve (Monthly)	Draft Loan Agreement
Springing Ground Lease Reserve Description	Draft Loan Agreement
Other Escrow I Reserve Description	Draft Loan Agreement
Other Escrow I (Initial)	Provided by the Company
Other Escrow I (Monthly)	Draft Loan Agreement
Springing Other Escrow I Reserve Description	Draft Loan Agreement
Other Escrow II Reserve Description	Draft Loan Agreement
Other Escrow II (Initial)	Draft Loan Agreement
Other Escrow II (Monthly)	Draft Loan Agreement
Springing Other Escrow II Reserve Description	Draft Loan Agreement
Existing Mezzanine Debt (Y/N)	Draft Loan Agreement
Existing Unsecured Debt (Y/N)	Draft Loan Agreement
Future Secured Debt Permitted (Y/N)	Draft Loan Agreement
Future Mezzanine Debt Permitted (Y/N)	Draft Loan Agreement
Future Unsecured Debt Permitted (Y/N)	Draft Loan Agreement

ATTACHMENT B

RECOMPUTED ATTRIBUTES
Attribute	Calculation Methodology
% of Initial Loan Balance	Allocated Mortgage Loan Amount ($) for each Property divided by the Allocated Mortgage Loan Amount ($) for the Mortgage Loan
Offered Principal Balance Certificates Cut-off Date LTV (Portfolio Value)	Allocated Offered Principal Balance Certificates Amount ($) divided by Portfolio Appraised Value
Offered Principal Balance Certificates Balloon LTV (Portfolio Value)	Set equal to Offered Principal Balance Certificates Cut-off Date LTV (Portfolio Value)
Offered Principal Balance Certificates Cut-Off Date UW NCF DSCR	Underwritten Net Cash Flow ($) divided by product of (i) Offered Principal Balance Certificates Monthly Debt Service Amount ($) and (ii) 12
Offered Principal Balance Certificates Cut-Off Date UW NOI Debt Yield	Underwritten Net Operating Income ($) divided by Allocated Offered Principal Balance Certificates Amount ($)
Offered Principal Balance Certificates Cut-Off Date UW NCF Debt Yield	Underwritten Net Cash Flow ($) divided by Allocated Offered Principal Balance Certificates Amount ($)
Offered Principal Balance Certificates Monthly Debt Service Amount ($)	Product of (i) Allocated Offered Principal Balance Certificates Amount ($), (ii) Mortgage Rate, and (iii) 365/360, divided by 12
Mortgage Rate	Spread plus Assumed SOFR
Offered Principal Balance Certificates Cut-Off Date UW NOI DSCR at Cap	Underwritten Net Operating Income ($) divided by product of (i) Allocated Offered Principal Balance Certificates Amount ($), (ii) Spread plus Strike Rate and (iii) 365/360
Loan Term (Original)	Number of payments between and including the First Payment Date and the Maturity Date or Anticipated Repayment Date
Loan Term (Remaining)	Loan Term (Original) minus Seasoning
IO Period	Set equal to Loan Term (Original)
Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date, subject to a minimum of zero

B-1